Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Summary of Stock Option Activity [Table Text Block]

	2012			2011			2010
	Options	Weighted Average Exercise Price	Average Intrinsic Value	Options	Weighted Average Exercise Price	Average Intrinsic Value	Options	Weighted Average Exercise Price	Average Intrinsic Price
Outstanding,
beginning of year	209,914	$28.43		189,639	$28.52		170,915	$28.07
Granted	27,500	29.75		29,000	27.43		28,000	27.74
Exercised	(18,577)	24.41		(2,575)	19.69		(9,276)	17.68
Forfeited	(12,711)	29.57		(6,150)	30.25		—	—

Outstanding,
end of year	206,126	$28.90	$256,499	209,914	$28.43	$113,352	189,639	$28.52	$146,361

Exercisable,
end of year	178,626	$28.76	$256,499	180,914	28.59	112,152	161,639	28.66	145,471

Schedule of Fair Value Assumptions [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
Dividend yield	3.27%	3.30%	3.04%
Expected life	10 years	7 years	7 years
Expected volatility	25.37%	25.35%	27.18%
Risk-free interest rate	1.76%	1.39%	2.72%
Weighted average fair value of options granted	$5.61	$4.70	$6.12

Schedule of Outstanding Stock Options [Table Text Block]

	Options Outstanding	Average Exercise Price	Remaining Life, Years	Options Exercisable	Average Exercise Price
	13,426	$23.95	1.0	13,426	$23.95
	14,700	30.00	2.0	14,700	30.00
	21,000	30.38	3.3	21,000	30.38
	19,500	31.50	4.0	19,500	31.50
	19,500	31.25	5.0	19,500	31.25
	19,000	27.50	6.0	19,000	27.50
	1,000	28.90	6.3	1,000	28.90
	18,500	28.59	7.0	18,500	28.59
	1,000	26.88	7.2	1,000	26.88
	22,500	27.77	8.0	22,500	27.77
	1,000	26.27	8.5	1,000	26.27
	27,500	27.47	9.0	27,500	27.47
	27,500	29.75	10.0	---	---
Total	206,126	$28.90	6.1	178,626	$28.76